COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF LEASE LIABILITIES
Maturity of Lease Liabilities at June 30, 2024	Amount
2024	$35,950
2025	67,589
Total lease payments	103,539
Less: Imputed interest	(5,994)
Present value of lease liabilities	$97,545

Maturity of Lease Liabilities at December 31, 2023	Amount
2024	$71,716
2025	67,589
Later years	-
Total lease payments	139,305
Less: Imputed interest	(10,626)
Present value of lease liabilities	$128,679